CALIFORNIA UTILITIES' REGULATORY MATTERS - SCHEDULE OF UTILITY PROJECTS (Details) $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 11, 2014 USD ($)
Pipeline Safety Phase 1 [Member]
Schedule Of Utility Projects [Line Items]
Revised Estimated Project Cost	$ 2,100,000
Pipeline Safety Phase 1 [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Utility Projects [Line Items]
Disallowed Costs Impact On Earnings After Tax	500
Revised Estimated Project Cost	500,000
Pipeline Safety Plan Regulatory Account	10,000		$ 100
Recovery Requested, PSEP Costs	100
Pipeline Safety Phase 1 [Member] | Southern California Gas Company [Member]
Schedule Of Utility Projects [Line Items]
Disallowed Costs Impact On Earnings After Tax	3,200	$ 5,000
Revised Estimated Project Cost	1,600,000
Pipeline Safety Plan Regulatory Account	162,000		$ 46,000
Recovery Requested, PSEP Costs	26,800
ORA Recommended Disallowance	11,100
ORA Recommended Recovery	15,700
TURN Recommended Disallowance	2,300
TURN Recommended Recovery	24,500
South Orange County Reliability Enhancement [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost, Upper Range	400,000
Estimated Project Cost, Lower Range	350,000
Cleveland National Forest Transmissions Projects [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost, Upper Range	450,000
Estimated Project Cost, Lower Range	400,000
South Bay Substation And Relocation [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost, Upper Range	175,000
Estimated Project Cost, Lower Range	145,000
Southern Gas System Reliability Project [Member] | Utility Subsidiaries [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost, Upper Range	850,000
Estimated Project Cost, Lower Range	800,000
Sycamore Penasquitos Transmission Project [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost, Upper Range	150,000
Estimated Project Cost, Lower Range	120,000
Revised Estimated Project Cost, Upper Range	300,000
Revised Estimated Project Cost, Lower Range	250,000
Electric Vehicle Charging Program [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	103,000
Estimated Capital Investment	59,000
Revised Estimated Project Cost	$ 45,000
Number Of Charging Stations Requested	5,500
Number Of Charging Stations Authorized	3,500
Pipeline Safety And Reliability Project [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	$ 600,000
Wildfire Cost Recovery [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Utility Projects [Line Items]
WEMA Balance	42,000
Incurred Costs	2,400,000
Requested Recovery	379,000
Insurance Reimbursement	1,100,000
Third Party Settlement Recoveries	824,000
FERC Jurisdictional Rates	$ 80,000
Voluntary Shareholder Contribution, Percentage	10.00%